10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock Tables
Stock option transactions

Stock option transactions are summarized as follows:

		Weighted Average
	Number of Options	Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,782,000	1.25
Expired	(50,000)	1.77
Forfeited	(477,500)	1.99
Balance at March 31, 2012	10,390,000	2.02
Granted	100,000	0.73
Expired	(1,127,500)	2.17
Forfeited	(127,000)	2.28
Balance at June 30, 2012	9,235,500	1.98

At June 30, 2012, the following stock options were outstanding:

			Aggregate				Aggregate
Number of	Exercise Price		Intrinsic Value			Number of Options	Intrinsic Value
Options	(C$	)	(C$	)	Expiry Date	Exercisable	(C$	)
1,292,500	2.00		-		April 3, 2013	1,292,500	-
12,500	1.55		-		May 21, 2013	12,500	-
37,500	2.02		-		July 17, 2013	37,500	-
1,032,000	1.55		-		September 17, 2013	1,032,000	-
5,000	1.55		-		October 10, 2013	5,000	-
1,289,000	1.32		-		February 12, 2014	1,289,000	-
1,472,500	2.60		-		December 29, 2014	1,472,500	-
300,000	2.34		-		September 22, 2015	300,000	-
1,372,500	2.86		-		November 22, 2015	1,372,500	-
200,000	3.47		-		January 4, 2016	200,000	-
125,000	2.94		-		March 8, 2016	125,000	-
150,000	2.05		-		July 7, 2016	112,500	-
100,000	2.23		-		July 15, 2016	75,000	-
1,697,000	1.25		-		January 6, 2017	1,697,000	-
50,000	1.27		-		January 18, 2014	25,000	-
100,000	0.73		-		June 17, 2018	50,000
9,235,500			$-			9,098,000	$-

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended	Cumulative to
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011	2012
Exploration	$8,902	$-	$266,812	$47,421	$4,074,213
General and administration	32,151	138,077	923,675	635,625	18,662,156
	$41,053	$138,077	$1,190,487	$683,046	$22,736,369

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30,	December 31,
	2012	2011
Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4.9	4.2
Annualized volatility	73%	74%
Dividend rate	0.00%	0.00%